Fees and Expenses - LoCorr Macro Strategies Fund	May 01, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in How to Purchase Shares on page 117 of this Prospectus, and in Appendix A to this Prospectus.
Expenses Restated to Reflect Current [Text]	The fees in the table above have been restated to reflect a management fee of 1.50% of the average daily net assets of the Fund, effective as of April 1, 2026. Prior to April 1, 2026, the management fee was 1.65% of the average daily net assets of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Deferred Charges [Text Block]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Applied to shares redeemed within 12 months of their purchase.